Entity Information	6 Months Ended
Jun. 30, 2010
Entity information
Entity registrant name	PETROBRAS - PETROLEO BRASILEIRO SA
Entity central index key	0001119639
Entity current reporting status	Yes
Entity voluntary filers	No
Current fiscal year end date	--12-31
Entity filer category	Large Accelerated Filer
Entity well-known seasoned issuer	No
Entity common stock, shares outstanding	5,073,347,344

Document Information	6 Months Ended
Jun. 30, 2010
Document information
Document type	6-K
Document period end date	2010-06-30
Amendment flag	false
Document Fiscal Year Focus	2010
Document Fiscal Period Focus	H1

Balance Sheets (USD $)	Jun. 30, 2010	Dec. 31, 2009
Current assets
Cash and cash equivalents (Note 5)	$ 12,972,000,000	$ 16,169,000,000
Marketable securities - current assets (Note 6)	412,000,000	72,000,000
Accounts receivable, net - current assets	9,228,000,000	8,115,000,000
Inventories - current assets (Note 7)	10,857,000,000	11,227,000,000
Deferred income taxes - current assets (Note 4)	603,000,000	660,000,000
Recoverable taxes - current assets (Note 8)	3,758,000,000	3,940,000,000
Advances to suppliers - current assets	930,000,000	1,026,000,000
Other current assets	1,522,000,000	1,435,000,000
Total current assets	40,282,000,000	42,644,000,000
Property, plant and equipment, net	147,083,000,000	136,167,000,000
Investments in non-consolidated companies and other investments	5,466,000,000	4,350,000,000
Non-current assets
Accounts receivable, net - non-current assets	1,931,000,000	1,946,000,000
Advances to suppliers - non-current assets	3,097,000,000	3,267,000,000
Petroleum and alcohol account - receivable from Federal Government (Note 9)	454,000,000	469,000,000
Marketable securities - non-current assets (Note 6)	2,559,000,000	2,659,000,000
Restricted deposits for legal proceedings and guarantees (Note 15 (a))	1,316,000,000	1,158,000,000
Recoverable taxes - non-current assets (Note 8)	5,971,000,000	5,462,000,000
Goodwill	136,000,000	139,000,000
Prepaid expenses - non-current assets	745,000,000	618,000,000
Other non-current assets	1,524,000,000	1,391,000,000
Total non-current assets	17,733,000,000	17,109,000,000
Total assets	210,564,000,000	200,270,000,000
Current liabilities
Trade accounts payable - current liabilities	9,123,000,000	9,882,000,000
Current debt (Note 10)	13,911,000,000	8,553,000,000
Current portion of capital lease obligations (Note 12)	201,000,000	227,000,000
Income taxes payable - current liabilities	655,000,000	825,000,000
Taxes payable, other than income taxes	4,252,000,000	5,149,000,000
Payroll and related charges - current liabilities	2,289,000,000	2,118,000,000
Dividends and interest on capital payable (Note 14)	974,000,000	1,340,000,000
Employees postretirement benefits obligation - Pension and Health Care - current liabilities (Note 13 (a))	665,000,000	694,000,000
Contingencies - current liabilities (Note 15 (a))	30,000,000	31,000,000
Other payables and accruals	2,560,000,000	2,146,000,000
Total current liabilities	34,660,000,000	30,965,000,000
Long-term liabilities
Long-term debt (Note 10)	50,477,000,000	48,149,000,000
Capital lease obligations (Note 12)	155,000,000	203,000,000
Employees postretirement benefits obligation - Pension and Health Care - long-term liabilities (Note 13 (a))	10,962,000,000	10,963,000,000
Deferred income taxes - long-term liabilities (Note 4)	9,962,000,000	9,844,000,000
Provision for abandonment	2,704,000,000	2,812,000,000
Contingencies - long-term liabilities (Note 15 (a))	904,000,000	469,000,000
Other long-term liabilities	1,796,000,000	1,445,000,000
Total long-term liabilities	76,960,000,000	73,885,000,000
Shares authorized and issued (Note 14)
Preferred share - 2010 and 2009 - 3,700,729,396 shares	17,157,000,000	15,106,000,000
Common share - 2010 and 2009 - 5,073,347,344 shares	22,584,000,000	21,088,000,000
Additional paid in capital	717,000,000	707,000,000
Capital reserve - fiscal incentive	0	296,000,000
Retained earnings
Appropriated	43,688,000,000	36,691,000,000
Unappropriated	11,427,000,000	15,062,000,000
Accumulated other comprehensive income
Cumulative translation adjustments	3,542,000,000	6,743,000,000
Postretirement benefit reserves adjustments net of tax ((US $814) and (US $848) for June 30, 2010 and December 31, 2009, respectively) - Pension cost and Health Care (Note 13 (a))	(1,581,000,000)	(1,646,000,000)
Unrealized gains (losses) on available-for-sale securities, net of tax	9,000,000	24,000,000
Unrecognized loss on cash flow hedge, net of tax	(22,000,000)	(13,000,000)
Petrobras shareholders equity	97,521,000,000	94,058,000,000
Noncontrolling interest	1,423,000,000	1,362,000,000
Total shareholders equity	98,944,000,000	95,420,000,000
Total liabilities and shareholders equity	$ 210,564,000,000	$ 200,270,000,000

Statements Of Income (USD $)	6 Months Ended
	Jun. 30, 2010	Jun. 30, 2009
Income Statements
Sales of products and services	$ 71,548,000,000	$ 49,900,000,000
Less:
Value-added and other taxes on sales and services	(12,416,000,000)	(9,043,000,000)
Contribution of Intervention in the Economic Domain Charge - CIDE	(1,949,000,000)	(1,063,000,000)
Net operating revenues	57,183,000,000	39,794,000,000
Cost of Sales	(32,713,000,000)	(20,882,000,000)
Depreciation, depletion and amortization	(4,130,000,000)	(2,891,000,000)
Exploration, including exploratory dry holes	(892,000,000)	(798,000,000)
Impairment	(94,000,000)	0
Selling, general and administrative expenses	(4,200,000,000)	(3,125,000,000)
Research and development expenses	(448,000,000)	(322,000,000)
Employee benefit expense for non-active participants	(403,000,000)	(324,000,000)
Other operating expenses	(1,878,000,000)	(636,000,000)
Total costs and expenses	(44,758,000,000)	(28,978,000,000)
Operating income	12,425,000,000	10,816,000,000
Equity in results of non-consolidated companies	(28,000,000)	215,000,000
Financial income (Note 11)	924,000,000	822,000,000
Financial expenses (Note 11)	(822,000,000)	(482,000,000)
Monetary and exchange variation (Note 11)	(781,000,000)	(900,000,000)
Other taxes	(166,000,000)	(148,000,000)
Other expenses, net (Note 18 (a))	97,000,000	(77,000,000)
Total Operating income	(776,000,000)	(570,000,000)
Income before income taxes	11,649,000,000	10,246,000,000
Income tax expense (Note 4)
Current	(2,621,000,000)	(2,789,000,000)
Deferred	(426,000,000)	291,000,000
Total income tax expense	(3,047,000,000)	(2,498,000,000)
Net income for the period	8,602,000,000	7,748,000,000
Less: Net income attributable to the noncontrolling interest	(39,000,000)	(1,121,000,000)
Net income attributable to Petrobras	8,563,000,000	6,627,000,000
Net income applicable to each class of shares
Net income applicable to each class of shares - common shares	4,951,000,000	3,832,000,000
Net income applicable to each class of shares - preferred shares	$ 3,612,000,000	$ 2,795,000,000
Net income applicable to each class of shares - total shares	8,563,000,000	6,627,000,000
Basic and diluted earnings per: (Note 14)
Basic and diluted earnings per common and preferred share	0.98	0.76
Basic and diluted earnings per common and preferred ADS	1.96	1.52
Weighted average number of shares outstanding
Weighted average number of shares outstanding - common	5,073,347,344	5,073,347,344
Weighted average number of shares outstanding - preferred	3,700,729,396	3,700,729,396

Statements Of Cash Flows (USD $)	6 Months Ended
	Jun. 30, 2010	Jun. 30, 2009
Cash flows from operating activities
Net income for the period	$ 8,602,000,000	$ 7,748,000,000
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation, depletion and amortization	4,130,000,000	2,891,000,000
Dry hole costs	547,000,000	329,000,000
Impairment	94,000,000	0
Equity in the results of non-consolidated companies	28,000,000	(215,000,000)
Foreign exchange (gain)/loss	993,000,000	155,000,000
Deferred income taxes	426,000,000	(291,000,000)
Other adjustments	629,000,000	233,000,000
Working capital adjustments
Increase in accounts receivable, net	(1,334,000,000)	(757,000,000)
Increase in inventories	(346,000,000)	(207,000,000)
Decrease (increase)in advances to suppliers	99,000,000	(589,000,000)
Increase in recoverable taxes	(634,000,000)	(462,000,000)
Decrease in trade accounts payable	(759,000,000)	(53,000,000)
(Decrease) increase in taxes payable	(878,000,000)	824,000,000
Increase in employees post-retirement benefits - Pension and health care	458,000,000	250,000,000
Increase (decrease) in Contingencies	446,000,000	(12,000,000)
Increase (decrease) in payroll and related charges	240,000,000	(272,000,000)
Increase in other working capital adjustments	698,000,000	199,000,000
Net cash provided by operating activities	13,439,000,000	9,771,000,000
Cash flows from investing activities
Additions to property, plant and equipment	(19,387,000,000)	(14,271,000,000)
Investments in affiliated companies	(1,861,000,000)	(453,000,000)
Marketable securities and other investments activities	(383,000,000)	(139,000,000)
Net cash used in investing activities	(21,631,000,000)	(14,863,000,000)
Cash flows from financing activities
Short-term debt, net issuances and repayments	967,000,000	(231,000,000)
Proceeds from issuance and draw-down of long-term debt	8,361,000,000	7,037,000,000
Principal payments of long-term debt	(1,154,000,000)	(1,122,000,000)
Proceeds of project financings	449,000,000	763,000,000
Payments of project financings	(669,000,000)	(892,000,000)
Payment of capital lease obligations	(104,000,000)	(108,000,000)
Dividends and interest on shareholders equity paid to shareholders and minority interest	(2,399,000,000)	(2,787,000,000)
Net cash provided by financing activities	5,451,000,000	2,660,000,000
Decrease in cash and cash equivalents	(2,741,000,000)	(2,432,000,000)
Effect of exchange rate changes on cash and cash equivalents	(456,000,000)	803,000,000
Cash and cash equivalents at beginning of year	16,169,000,000	6,499,000,000
Cash and cash equivalents at end of period	12,972,000,000	4,870,000,000
Cash paid during the period for
Interest, net of amount capitalized	470,000,000	641,000,000
Income taxes	1,806,000,000	3,884,000,000
Total cash paid during the period	$ 2,276,000,000	$ 4,525,000,000

Shar. Equity (USD $)	6 Months Ended					6 Months Ended				6 Months Ended				6 Months Ended				6 Months Ended				6 Months Ended				6 Months Ended				6 Months Ended				6 Months Ended						6 Months Ended				6 Months Ended				6 Months Ended				6 Months Ended				6 Months Ended
	Jun. 30, 2010	Jun. 30, 2009	Mar. 31, 2009	Jun. 30, 2010 Total Petrobras shareholders equity [Member]	Jun. 30, 2009 Total Petrobras shareholders equity [Member]	Jun. 30, 2010 Preferred shares [Member]	Jun. 30, 2009 Preferred shares [Member]	Mar. 31, 2010 Preferred shares [Member]	Mar. 31, 2009 Preferred shares [Member]	Jun. 30, 2010 Common shares [Member]	Jun. 30, 2009 Common shares [Member]	Mar. 31, 2010 Common shares [Member]	Mar. 31, 2009 Common shares [Member]	Jun. 30, 2010 Additional paid in capital [Member]	Jun. 30, 2009 Additional paid in capital [Member]	Mar. 31, 2010 Additional paid in capital [Member]	Mar. 31, 2009 Additional paid in capital [Member]	Jun. 30, 2010 Capital reserve - fiscal incentive [Member]	Jun. 30, 2009 Capital reserve - fiscal incentive [Member]	Mar. 31, 2010 Capital reserve - fiscal incentive [Member]	Mar. 31, 2009 Capital reserve - fiscal incentive [Member]	Jun. 30, 2010 Accumulated other comprehensive loss Cumulative translation adjustments [Member]	Jun. 30, 2009 Accumulated other comprehensive loss Cumulative translation adjustments [Member]	Mar. 31, 2010 Accumulated other comprehensive loss Cumulative translation adjustments [Member]	Mar. 31, 2009 Accumulated other comprehensive loss Cumulative translation adjustments [Member]	Jun. 30, 2010 Postretirement benefit reserves adjustments net of tax - Pension cost and Health Care cost [Member]	Jun. 30, 2009 Postretirement benefit reserves adjustments net of tax - Pension cost and Health Care cost [Member]	Mar. 31, 2010 Postretirement benefit reserves adjustments net of tax - Pension cost and Health Care cost [Member]	Mar. 31, 2009 Postretirement benefit reserves adjustments net of tax - Pension cost and Health Care cost [Member]	Jun. 30, 2010 Unrecognized gains on available-for-sale securities, net of tax [Member]	Jun. 30, 2009 Unrecognized gains on available-for-sale securities, net of tax [Member]	Mar. 31, 2010 Unrecognized gains on available-for-sale securities, net of tax [Member]	Mar. 31, 2009 Unrecognized gains on available-for-sale securities, net of tax [Member]	Jun. 30, 2010 Unrecognized loss on cash flow hedge, net of tax [Member]	Jun. 30, 2009 Unrecognized loss on cash flow hedge, net of tax [Member]	Mar. 31, 2010 Unrecognized loss on cash flow hedge, net of tax [Member]	Mar. 31, 2009 Unrecognized loss on cash flow hedge, net of tax [Member]	Jun. 30, 2010 Appropriated retained earnings [Member]	Jun. 30, 2009 Appropriated retained earnings [Member]	Jun. 30, 2010 Legal reserve [Member]	Jun. 30, 2009 Legal reserve [Member]	Mar. 31, 2010 Legal reserve [Member]	Mar. 31, 2009 Legal reserve [Member]	Jun. 30, 2010 Undistributed earnings reserve [Member]	Jun. 30, 2009 Undistributed earnings reserve [Member]	Mar. 31, 2010 Undistributed earnings reserve [Member]	Mar. 31, 2009 Undistributed earnings reserve [Member]	Jun. 30, 2010 Statutory reserve [Member]	Jun. 30, 2009 Statutory reserve [Member]	Mar. 31, 2010 Statutory reserve [Member]	Mar. 31, 2009 Statutory reserve [Member]	Jun. 30, 2010 Unappropriated retained earnings [Member]	Jun. 30, 2009 Unappropriated retained earnings [Member]	Mar. 31, 2010 Unappropriated retained earnings [Member]	Mar. 31, 2009 Unappropriated retained earnings [Member]	Jun. 30, 2010 Noncontrolling interest [Member]	Jun. 30, 2009 Noncontrolling interest [Member]	Mar. 31, 2010 Noncontrolling interest [Member]	Mar. 31, 2009 Noncontrolling interest [Member]
Stockholders equity - value	$ 98,944,000,000		$ 80,960,000,000	$ 97,521,000,000	$ 79,146,000,000	$ 17,157,000,000	$ 15,106,000,000	$ 15,106,000,000	$ 15,106,000,000	$ 22,584,000,000	$ 21,088,000,000	$ 21,088,000,000	$ 21,088,000,000	$ 717,000,000	$ (289,000,000)	$ 707,000,000	$ 0	$ 0	$ 264,000,000	$ 296,000,000	$ 221,000,000	$ 3,542,000,000	$ (3,327,000,000)	$ 6,743,000,000	$ (15,846,000,000)	$ (1,581,000,000)	$ 44,000,000	$ (1,646,000,000)	$ 37,000,000	$ 9,000,000	$ 4,000,000	$ 24,000,000	$ (144,000,000)	$ (22,000,000)	$ (17,000,000)	$ (13,000,000)	$ (39,000,000)	$ 43,688,000,000	$ 32,735,000,000	$ 6,051,000,000	$ 4,835,000,000	$ 5,419,000,000	$ 3,257,000,000	$ 37,419,000,000	$ 27,438,000,000	$ 30,755,000,000	$ 12,123,000,000	$ 218,000,000	$ 462,000,000	$ 517,000,000	$ 217,000,000	$ 11,427,000,000	$ 13,538,000,000	$ 15,062,000,000	$ 25,889,000,000	$ 1,423,000,000	$ 1,814,000,000	$ 1,362,000,000	$ 659,000,000
Transfer from (to) unappropriated retained earnings																		0	43,000,000																					632,000,000	1,578,000,000							221,000,000	245,000,000
Unrealized gains																														(23,000,000)	224,000,000
Tax effect on above																										(34,000,000)	(4,000,000)			8,000,000	(76,000,000)
Change in the period														10,000,000	(289,000,000)							(3,201,000,000)	12,519,000,000			99,000,000	11,000,000							(9,000,000)	22,000,000									9,396,000,000	15,315,000,000											22,000,000	85,000,000
Net income for the period																																																								39,000,000	1,121,000,000
Net income attributable to Petrobras	8,563,000,000	6,627,000,000																																																		8,563,000,000	6,627,000,000
Dividends and interest on shareholders equity																																																				(1,948,000,000)	(1,797,000,000)			0	(51,000,000)
Appropriation from (to) tax incentive reserves																																																				0	(43,000,000)
Appropriation (to) reserves																																																				(10,250,000,000)	(17,138,000,000)
Capital increase																		(296,000,000)	0																									(2,732,000,000)	0			(520,000,000)	0
Capital increase from capital reserve - tax incentive						171,000,000	0			125,000,000	0
Capital increase from statutory reserve						300,000,000	0			219,000,000	0
Capital increase from undistributed earnings reserve						1,580,000,000	0			1,152,000,000	0
Comprehensive income (loss) is comprised as follows:
Net income for the period	8,602,000,000	7,748,000,000
Cumulative translation adjustments, comprehensive income	(3,201,000,000)	12,519,000,000
Postretirements benefit reserves adjustments net of tax - Pension cost and Health Care cost	65,000,000	7,000,000
Unrealized gains (losses) on available-for-sale securities	(15,000,000)	148,000,000
Unrecognized gains (losses) on cash flow hedge	(9,000,000)	22,000,000
Total comprehensive income	5,442,000,000	20,444,000,000
Less: Net comprehensive income attributable to noncontrolling interest	(61,000,000)	(1,206,000,000)
Comprehensive income attributable to Petrobras	$ 5,381,000,000	$ 19,238,000,000

Note 1 - Basis of Financial Statements Preparation	6 Months Ended
Jun. 30, 2010
Notes to Financial Statements [Abstract]
Note 1 - Basis of Financial Statements Preparation

1. Basis of Financial Statements Preparation

The accompanying unaudited consolidated financial statements of Petróleo Brasileiro S.A. - Petrobras (the Company) have been prepared in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and the rules and regulations of the Securities and Exchange Commission (SEC) for interim financial statements. Accordingly they do not include all of the information and footnotes required by generally accepted accounting principles for complete financial statements. These unaudited consolidated financial statements and the accompanying notes should be read in conjunction with the audited consolidated financial statements for the year ended December 31, 2009 and the notes thereto.

The balance sheet at December 31, 2009 has been derived from the audited consolidated financial statements at that date but does not include all of the information and footnotes required by generally accepted accounting principles for complete financial statements.

The consolidated financial statements as of June 30, 2010 and for the six-month periods ended June 30, 2010 and 2009, included in this report, are unaudited. However, in management's opinion, such consolidated financial statements reflect all normal recurring adjustments that are necessary for a fair presentation. The results for the interim periods are not necessarily indicative of trends or of results expected for the full year ending December 31, 2010.

The preparation of these financial statements requires the use of estimates and assumptions that reflect the assets, liabilities, revenues and expenses reported in the financial statements, as well as amounts included in the notes thereto. Management reviews its estimates periodically, including those related to oil and gas reserves, pension and health care liabilities, depreciation, depletion and amortization, abandonment costs, contingencies and income taxes. While the Company uses its best estimates and judgements, actual results could differ from those estimates as further confirming events occur.

Certain prior years amounts have been reclassified to conform to current year presentation standards. These reclassifications are not significant to the consolidated financial statements and had no impact on the Company’s net income.

Events subsequent to June 30, 2010, were evaluated until the time of the Form 6-K filing with the Securities and Exchange Commission.

Pursuant to Rule 436 (c) under the Securities Act of 1933 (the “Act”), this is not a “report” and should not be considered a part of any registration statement prepared or certified within the meanings of Sections 7 and 11 of the Act and therefore, the independent accountant’s liability under Section 11 does not extend to the information included herein.

Note 2 - Summary of Significant Accounting Policies	6 Months Ended
Jun. 30, 2010
Notes to Financial Statements [Abstract]
Note 2 - Summary of Significant Accounting Policies

2. Accounting Policies

2.1 Recently Adopted Accounting Standards

a) Transfers and Servicing (ASC 860), Accounting for Transfers of Financial Assets (ASU 2009-16)

The FASB issued ASU 2009-16 in December 2009. This standard removes the concept of a Qualifying Special Purpose Entity (“QSPE”) and the exception for QSPE consolidation and clarifies the requirements for financial asset transfers eligible for sale accounting. ASU 2009-16 was adopted on January 1, 2010, and did not impact the Company’s results of operations, financial position or liquidity.

b) Consolidation (ASC 810), Improvements to Financial Reporting by Enterprises Involved With Variable Interest Entities (ASU 2009-17)

The FASB issued ASU 2009-17 in December 2009. This standard became effective for the Company on January 1, 2010. ASU 2009-17 requires the enterprise to qualitatively assess if it is the primary beneficiary of a variable-interest entity (“VIE”), and, if so, the VIE must be consolidated. Additionally, this Statement requires continuous assessments of whether an enterprise is the primary beneficiary of a VIE. ASU 2009-17 was adopted on January 1, 2010, and did not impact the Company’s results of operations, financial position or liquidity.

2.2 Change in accounting estimates

The Company changed at the beginning of 2010, as a consequence of the periodic assessment of the expected useful lives of its assets, depreciation rates from thermoeletric power plants and facilities from Refining, Transporting and Marketing segment, based on reports prepared by independent appraisers. The changes were accounted for prospectively in accordance with ASC 250 (Accounting Changes and Error Corrections) and the Company’s results of operations were increased in US $158, net of taxes, in the first half of 2010.

The table below provides the previous and the current depreciation rates as a result of the assessment:

Estimated average useful life
	Previous	Current

Refinery and other industrial facilities	10 years	20 years
Pipelines	10 years	31 years
Tanks	10 years	26 years
Thermoelectric power plants	20 years	23 years

2.3 IFRS adoption for local purposes

The Brazilian Corporation Law was amended in 2007 to permit Brazilian GAAP to converge with International Financial Reporting Standards, or “IFRS”, as issued by the International Accounting Standards Board, or “IASB”. The adoption of IFRS in Brazil is mandatory for the year ended December 31, 2010 and it is tax neutral in accordance with the current income tax legislation.

The Company elected to present its financial statements for local purposes for the first time in accordance with IFRS in the first quarter of 2010. The Company’s financial statements prepared in accordance with U.S. GAAP were not affected by the adoption of IFRS other than dividends and profit sharing payable to our employees, which are based on net income as calculated under IFRS.

Note 3 - Derivative Instruments Hedging and Risk Management Activities	6 Months Ended
Jun. 30, 2010
Notes to Financial Statements [Abstract]
Note 3 - Derivative Instruments, Hedging and Risk Management Activities

3. Derivative Instruments, Hedging and Risk Management Activities

The Company is exposed to a number of market risks arising from its normal course of business. Such market risks principally involve the possibility that changes in interest rates, foreign currency exchange rates or commodity prices will adversely affect the value of the Company’s financial assets and liabilities or future cash flows and earnings.

Petrobras’ risk management is performed by means of its Board of Directors pursuant to a corporate policy risk management. In March 2010, regarding the new corporate governance model developed by the Company, the Financial Commitee, in place of the Risk Management Committee, was organized by the Executive Board. Such a Committee is sponsored by the Financial Board and made up of all executive managers from the Financial area, and executive managers of Business can also be called to discuss about specific subjects. Among the Financial Commitee liabilities, it shall evaluate risk exposures and establish guidelines to measure, supervise and manage the risk concerning the Company's operation. The Board of Directors shall be liable to decide about the issues.

The risk management policy of Petrobras aims at contributing towards an appropriate balance between its objectives for growth and return and its level of risk exposure, whether inherent to the exercise of its activities or arising from the context within which it operates, so that, through effective allocation of its physical, financial and human resources the Company may attain its strategic goals.

The Company may use derivative and non-derivative instruments to implement its corporate risk management strategy. However, by using derivative instruments, the Company exposes itself to credit and market risk. Credit risk is the failure of a counterparty to perform under the terms of the derivative contract. Market risk is the possible adverse effect on the value of an asset or liability, including financial instruments that results from changes in interest rates, currency exchange rates, or commodity prices. The Company addresses credit risk by restricting the counterparties to such derivative financial instruments to major financial institutions. Market risk is managed by the Company’s executive officers. The Company does not hold or issue financial instruments for trading purposes.

a) Commodity price risk management

The Company is exposed to commodity price risks as a result of the fluctuation of crude oil and oil product prices. The Company’s commodity risk management activities are primarily undertaking through the uses of future contracts traded on stock exchanges; and options and swaps entered into with major financial institutions. The Company does not use derivatives contracts for speculative purposes.

The Company does not usually use derivatives to manage overall commodity price risk exposure, taking into consideration that the Company’s business plan uses conservative price assumptions associated to the fact that, under normal market conditions, price fluctuations of commodities do not represent a substantial risk to achieving strategic objectives.

The decision to enter into hedging or non-hedging derivatives is reviewed periodically and recommended, or not, to the Risk Management Committee. If entering into derivative is indicated, in scenarios with a significant probability of adverse events, and such decision is approved by the Board of Directors, the derivative transactions should be carried out with the aim of protecting the Company’s solvency, liquidity and execution of the corporate investment plan, considering an integrated analysis of all the Company’s risk exposures.

Outstanding derivatives contracts were entered into in order to mitigate price risk exposures from specific transactions, in which positive or negative results in the derivative transactions are totally or partially offset by the opposite result in the physical positions. The transactions covered by commodity derivatives are: certain cargoes traded from import and export operations and transactions between different geographical markets.

As a result of the Company currently price risk management, the derivatives are contracted as short term operations, to mitigate the price risk of specific forecasted transactions. The operations are carried out on the New York Mercantile Exchange (NYMEX) and the Intercontinental Exchange (ICE), as well as on the international over-the-counter market.

The Company’s exposure from these contracts is limited to the difference between the contract value and market value on the volumes contracted. Crude oil future contracts are marked-to-market and related gains and losses are recognized in currently period earnings, irrespective of when the physical crude sales occur.

The main parameters used in risk management for variations of Petrobras’ oil and oil products prices are the cash flow at risk (CFAR) for medium-term assessments, Value at Risk (VAR) for short-term assessments, and Stop Loss. Corporate limits are defined for VAR and Stop Loss.

The hedges settled during the period from January to June 2010 corresponded to approximately 62% of the traded volume of imports and exports to and from Brazil plus the total volume of the products traded abroad.

The main counterparties of operations for derivatives for oil and oil products are the New York Stock Exchange (NYMEX), the Intercontinental Exchange and JP Morgan.

The commodity derivatives contracts are reflected at fair value as either assets or liabilities on the Company’s consolidated balance sheets recognizing gain or losses in earnings, using market to market accounting, in the period of change.

As of June 30, 2010, the Company had the following outstanding commodity derivative contracts that were entered into:

Notional amount in
Commodity Contracts	thousands of bbl*
Maturity in 2010	As of June 30, 2010

Futures and Forwards contracts	(3,523)
Options contracts	(7,000)

* A negative notional value represents a sale position.

b) Foreign currency risk management

Exchange risk is one of the financial risks that the Company is exposed to and it originates from changes in the levels or volatility of the exchange rate. With respect to the management of these risks, the Company seeks to identify and handle them in an integrated manner, seeking to assure efficient allocation of the resources earmarked for the derivative.

Taking advantage of operating in an integrated manner in the energy segment, the Company seeks, primarily, to identify or create “natural risk mitigation”, benefiting from the correlation between its income and expenses. In the specific case of exchange variation inherent to the contracts with the cost and remuneration involved in different currencies, this natural risk mitigation is carried out through allocating the cash investments between the real and the US dollar or another currency.

The management of risks is done for the net exposure. Periodical analyses of the exchange risk are prepared, assisting the decisions of the executive committee. The exchange risk management strategy involves the use of derivative instruments to minimize the exchange exposure of certain Company’s obligations.

BR Distribuidora (wholly owned subsidiary) entered into an over the counter contract, not designated as hedge accounting, for covering the trading margins inherent to exports (aviation segment) for foreign clients. The objective of the operation, contracted contemporaneously with the definition of the cost of the products exported, is to lock the trading margins agreed with the foreign clients. Internal policy limits the volume of derivative contracts to the volume of products exported.

The volume of hedge executed for the exports occurring between January and June 2010 represented 61.9% of the total exported by BR Distribuidora. The settlements of the operations that matured between January 1 and June 30, 2010 generated a positive result for the Company of US $1.

The over the counter contract is reflected at fair value as either assets or liabilities on the Company’s consolidated balance sheets recognizing gains or losses in earnings, using market to market accounting, in the period of change.

As of June 30, 2010, the Company had the following foreign currency derivative contracts, not designated as hedging accounting, that were entered into:

Notional
Amount
Foreign Currency	US $ million

Sell USD / Pay BRL	99

Cash flow hedge

In September 2006, the Company contracted a hedge known as a cross currency swap for coverage of the bonds issued in Yens in order to fix the Company’s costs in this operation in dollars. In a cross currency swap there is an exchange of interest rates in different currencies. The exchange rate of the Yen for the US dollar is fixed at the beginning of the transaction and remains fixed during its existence. The Company does not intend to settle these contracts before the end of the term.

The Company has elected to designate its cross currency swap as cash flow hedges. Both at the inception of a hedge and on an ongoing basis, a cash flow hedge must be expected to be highly effective in achieving offsetting cash flows attributable to the hedged risk during the term of the hedge. Derivative instruments designated as cash flow hedges are reflected as either assets or liabilities on the Company’s consolidated balance sheets. Change in fair value, to the extent the hedge is effective, is reported in accumulated other comprehensive income until the cash flows of the hedged item occurs.

Effectiveness tests are conducted quarterly in order to measure how the changes in the fair value or the cash flow of the hedged items are being absorbed by the hedge mechanisms. The effectiveness calculation indicated that the cross currency swap is highly effective in offsetting the variation in the cash flows of the bonds issued in Yens.

As of June 30, 2010, the Company had the following cross currency swap, which was entered into:

Cross Currency Swaps
		Notional Amount
Maturing in 2016%		(Million)

Fixed to fixed
Average Pay Rate (USD)	5.69	US $298
Average Receive Rate
(JPY)	2.15	JPY $35,000

c) Interest rate risk management

The Company’s interest rate risk is a function of the Company’s long-term debt and to a lesser extent, its short-term debt. The Company’s foreign currency floating rate debt is principally subject to fluctuations in LIBOR and the Company’s floating rate debt denominated in Reais is principally subject to fluctuations in the Brazilian long-term interest rate (TJLP) as fixed by the National Monetary Counsel. The Company currently does not utilize derivative financial instruments to manage its exposure to fluctuations in interest rates.

d) Tabular presentation of the location and amounts of derivative fair values

The effect of derivative instruments on the statement of financial position for the six-month period ended June 30, 2010.

In millions of dollars	Asset Derivatives		Liability Derivatives
As of June 30,	2010		2010
	Balance Sheet	Fair		Fair
	Location	Value	Balance Sheet Location	Value
Derivatives designated as
hedging instruments under
Codification Topic 815
Foreign exchange contracts	Other current assets	72		-
Total		72		-

Derivatives not designated as
hedging instruments under
Codification Topic 815
Foreign exchange contracts	Other current assets	1	Other payables and accruals	-

Commodity contracts	Other current assets	47	Other payables and accruals	(35)

Total		48		(35)

Total Derivatives		120		(35)

The effect of derivative instruments on the statement of financial position for the year ended December 31, 2009.

In millions of dollars	Asset Derivatives		Liability Derivatives
As of December 31,	2009		2009
	Balance Sheet	Fair
	Location	Value	Balance Sheet Location	Fair Value
Derivatives designated as
hedging instruments under
Codification Topic 815
Foreign exchange contracts	Other current assets	65		-
Total		65		-

Derivatives not designated as
hedging instruments under
Codification Topic 815
Foreign exchange contracts	Other current assets	1	Other payable and accruals	-
Commodity contracts	Other current assets	35	Other payables and accruals	(51)

Total		36		(51)

Total Derivatives		101		(51)

The effect of derivative instruments on the statement of financial position for the six-month period ended June 30, 2010.

Amount of Gain or
			Amount of Gain	(Loss) Recognized in
		Location of Gain	or (Loss)	income on derivative
Derivatives in	Amount of Gain or	or (Loss)	Reclassified from	(Inefective Portion
Codification	(Loss) Recognized	reclassified from	Accumulated	and Amount
Topic 815	in OCI on	Accumulated	OCI into Income	Excluded from
Cash Flow	Derivative	OCI into Income	(Effective	Effectiveness
Hedging	(Effective Portion)	(Effective	Portion)	Testing)
Relationship	June 30, 2010	portion)	June 30, 2010	June 30, 2010

Foreign
exchange		Financial
contracts	3	Expenses	(14)	-
	3		(14)	-

The effect of derivative instruments on the statement of financial position for the six-month period ended June 30, 2009.

Amount of Gain or
(Loss) Recognized
			Amount of Gain	in income on
		Location of Gain	or (Loss)	derivative
Derivatives in	Amount of Gain or	or (Loss)	Reclassified from	(Inefective Portion
Codification	(Loss) Recognized	reclassified from	Accumulated	and Amount
Topic 815	in OCI on	Accumulated	OCI into Income	Excluded from
Cash Flow	Derivative	OCI into Income	(Effective	Effectiveness
Hedging	(Effective Portion)	(Effective	Portion)	Testing)
Relationship	June 30, 2009	portion)	June 30, 2009	June 30, 2009

Foreign
exchange		Financial
contracts	(6)	Expenses	28	-
	(6)		28	-

		Amount of Gain or
		(Loss) Recognized
		in Income on
Derivatives Not Designated	Location of Gain or (Loss)	Derivative
as Hedging Instruments	Recognized in Income on
under Codification Topic 815	Derivative	June 30, 2010

Foreign exchange contracts	Financial income/expenses net	1

Commodity contracts	Financial income/expenses net	37

Total		38

		Amount of Gain or
		(Loss) Recognized in
		Income on
Derivatives Not Designated	Location of Gain or (Loss)	Derivative
as Hedging Instruments	Recognized in Income on
under Codification Topic 815	Derivative	June 30, 2009

Foreign exchange contracts	Financial income/expenses net	(39)

Commodity contracts	Financial income/expenses net	(161)

Total		(200)

Note 4 - Income Taxes	6 Months Ended
Jun. 30, 2010
Notes to Financial Statements [Abstract]
Note 4 - Income Taxes

4. Income Taxes

Income taxes in Brazil comprise federal income tax and social contribution, which is an additional federal income tax. The statutory enacted tax rates for income tax and social contribution have been 25% and 9%, respectively, for the six-month periods ended June 30, 2010 and 2009.

The Company’s taxable income is substantially generated in Brazil and is therefore subject to the Brazilian statutory tax rate.

The following table reconciles the tax calculated based upon the Brazilian statutory tax rate of 34% to the income tax expense recorded in these consolidated statements of income.

	Six-month periods
	ended June 30,
	2010	2009

Income before income taxes and noncontrolling interest
Brazil	10,599	9,626
International	1,050	620

	11,649	10,246

Tax expense at statutory rates - (34%)	(3,961)	(3,484)

Adjustments to derive effective tax rate:
Non-deductible post-retirement and health-benefits	(101)	(80)
Tax benefits on interests on shareholders’ equity	674	459
Foreign income subject to different tax rates	244	327
Tax incentive (1)	82	71
Other	15	209

Income tax expense per consolidated statement of
income	(3,047)	(2,498)

(1) On May 10, 2007, the Brazilian Federal Revenue Office recognized Petrobras’ right to deduct certain tax incentives from income tax payable, covering the tax years of 2006 until 2015. During the six-month period ended June 30, 2010, Petrobras recognized a tax benefit in the amount of US $82 (US $71 on June 30, 2009) primarily related to these incentives in the Northeast, within the region covered by the Northeast Development Agency (ADENE), granting a 75% reduction in income tax payable, calculated on the profits of the exploration of the incentive activities and these have been accounted for under the flow through method.

The following table shows a breakdown between domestic and international income tax benefit (expense) attributable to income from continuing operations:

	Six-month
	periods ended
	June 30,
	2010	2009

Income tax expense per consolidated statement of income:
Brazil
Current	(2,487)	(2,392)
Deferred	(432)	189

	(2,919)	(2,203)

International
Current	(134)	(397)
Deferred	6	102

	(128)	(295)

	(3,047)	(2,498)

The major components of the deferred income tax accounts in the consolidated balance sheet are as follows:

	June 30,	December
	2010	31, 2009

Current assets	609	669
Valuation allowance	(6)	(8)
Current liabilities	(9)	(15)

Net current deferred tax assets	594	646

Non-current assets
Employees’ postretirement benefits, net of
Accumulated postretirement benefit reserves
adjustments	875	879
Tax loss carryforwards	2,275	2,194
Other temporary differences, not significant
individually	1,229	1,091
Valuation allowance	(1,718)	(1,691)

	2,661	2,473

Non-current liabilities
Capitalized exploration and development costs	(9,502)	(8,912)
Property, plant and equipment	(1,528)	(1,609)
Exchange variation	(860)	(995)
Other temporary differences, not significant
individually	(400)	(526)

	(12,290)	(12,042)

Net non-current deferred tax liabilities	(9,629)	(9,569)

Non-current deferred tax assets	333	275

Non-current deferred tax liabilities	(9,962)	(9,844)

Net deferred tax liabilities	(9,035)	(8,923)

The Company and its subsidiaries file income tax returns in Brazil and in many foreign jurisdictions. These tax returns are open to examination by the respective tax authorities in accordance with each local legislation.

As of and for the six-month period ended June 30, 2010, the Company did not have any material unrecognized tax benefits. Additionally, the Company does not expect that the amount of the unrecognized tax benefits will change significantly within the next twelve months.

Note 5 - Cash and Cash Equivalents	6 Months Ended
Jun. 30, 2010
Notes to Financial Statements [Abstract]
Note 5 - Cash and Cash Equivalents

5. Cash and Cash Equivalents

	June 30,	December
	2010	31, 2009

Cash	1,469	1,478
Investments – Brazilian Reais (1)	6,788	10,780
Investments – U.S. dollars (2)	4,715	3,911

	12,972	16,169

(1) Comprised primarily federal public bonds with immediate liquidity and the securities are tied to the American dollar quotation or to the remuneration of the Interbank Deposits - DI.

(2) Comprised primarily by Time Deposit and securities with fixed income.

Note 6 - Marketable Securities	6 Months Ended
Jun. 30, 2010
Notes to Financial Statements [Abstract]
Note 6 - Marketable Securities

6. Marketable Securities

	June 30,	December
Marketable securities classification:	2010	31, 2009
Available-for-sale	2,782	2,551
Trading	50	-
Held-to-maturity	139	180

	2,971	2,731

Less: Current portion of marketable
securities	(412)	(72)

Long-term portion of marketable securities	2,559	2,659

Available-for-sale securities are presented as “Non-current assets”, as they are not expected to be sold or liquidated within the next twelve months. As of June 30, 2010, Petrobras had a balance of US $2,374 linked to B Series National Treasury Notes, which are accounted for as available-for-sale securities in accordance with Codification Topic 320. On October 23, 2008, the B Series National Treasury Notes were used as a guarantee after the confirmation of the agreements into with Petros, Petrobras’ pension plan (see Note 13 (b)). The nominal value of the NTN-Bs is restated based on variations in the Amplified Consumer Price Index (IPCA). The maturities of these notes are 2024 and 2035 and they bear interest coupon of 6% p.a., which is paid semi-annually. At June 30, 2010, the balances of the National Treasury Notes - Series B (NTN-B) are updated in accordance with their market value, based on the average prices disclosed by the National Association of Open Market Institutions (ANDIMA).

Note 7 - Inventories	6 Months Ended
Jun. 30, 2010
Notes to Financial Statements [Abstract]
Note 7 - Inventories

7. Inventories

	June 30,	December
	2010	31, 2009
Products
Oil products	3,456	3,379
Ethanol	261	377
	3,717	3,756
Raw materials, mainly crude oil	5,189	5,494
Materials and supplies	1,929	1,917
Other	88	75
	10,923	11,242
Current inventories	10,857	11,227
Long-term inventories	66	15

Inventories are stated at the lower of cost or net realizable value. The Company recognized a loss of US $173 for the six-month period ended June 30, 2010 (US $205 for the six-month period ended June 30, 2009), which was classified as other operating expenses in the consolidated statement of income, considering the declines in the oil products market prices.

Note 8 - Recoverable Taxes	6 Months Ended
Jun. 30, 2010
Notes to Financial Statements [Abstract]
Note 8 - Recoverable Taxes

8. Recoverable Taxes

Recoverable taxes are as follows:

	June 30,	December 31,
	2010	2009
Local:
Domestic value-added tax (ICMS) (1)	3,000	2,816
PASEP/COFINS (2)	5,520	4,858
Income tax and social contribution	751	1,315
Foreign value-added tax (IVA)	35	42
Other recoverable taxes	423	371

	9,729	9,402

Less: Long-term recoverable taxes	(5,971)	(5,462)

Current recoverable taxes	3,758	3,940

(1) Domestic value-added sales tax (ICMS) is composed of credits generated by commercial operations and by the acquisition of property, plant and equipment and can be offset with taxes of the same nature.

(2) Composed of credits arising from non-cumulative collection of PASEP and COFINS, which can be compensated with other federal taxes payable.

The income tax and social contribution recoverable will be offset against future income tax payable.

Petrobras plans to fully recover these taxes, and as such, no allowance has been provided.

Note 9 - Petroleum and Alcohol Account Receivable from Federal Government	6 Months Ended
Jun. 30, 2010
Notes to Financial Statements [Abstract]
Note 9 - Petroleum and Alcohol Account - Receivable from Federal Government

9. Petroleum and Alcohol Account - Receivable from Federal Government

The following summarizes the changes in the Petroleum and Alcohol account for the six-month period ended June 30, 2010:

Six-month period
ended June 30, 2010

Opening balance	469
Financial income	1
Translation loss	(16)

Ending balance	454

In order to conclude the settlement of accounts with the Federal Goverment, pursuant to Provisional Measure nº 2,181, of August 24, 2001, and after providing all the information required by the National Treasury Office - STN, Petrobras is seeking to settle all the remaining disputes between the parties.

The remaining balance of the Petroleum and Alcohol account may be paid as follows: (1) National Treasury Bonds issued at the same amount as the final balance of the Petroleum and Alcohol account; (2) offset of the balance of the Petroleum and Alcohol account, with any other amount owed by Petrobras to the Federal Government, including taxes; or (3) by a combination of the above options.

Note 10 - Financings	6 Months Ended
Jun. 30, 2010
Notes to Financial Statements [Abstract]
Note 10 - Financings

10. Financing

The Company has utilized project financing to provide capital for the continued development of the Company’s exploration and production and related projects.

The VIE's associated with the project finance projects are consolidated based on ASC Topic 810-10-25 (“Variable Interest Entities”).

a) Short-term debt

The Company's short-term borrowings are principally sourced from commercial banks and include import and export financing denominated in United States dollars, as follows:

	June 30,	December 31,
	2010	2009

Imports - oil and equipment	148	189
Working capital	5,540	4,070

	5,688	4,259

The weighted average annual interest rates on outstanding short-term borrowings were 2.75% and 2.53% at June 30, 2010 and December 31, 2009, respectively.

b) Long-term debt

  Composition

	June 30,	December
	2010	31, 2009
Foreign currency
Notes	11,493	11,593
Financial institutions	16,049	12,119
Sale of future receivables	300	334
Suppliers’ credits	47	6
Assets related to export program to be offset against sales of future receivables	(150)	(150)

	27,739	23,902
Local currency
National Economic and Social
Development
Bank - BNDES (state-owned bank)	15,159	16,332
Debentures	770	3,762
Debentures:
Other Banks	1,723	1,610
Export Credit Notes	10,912	3,663
Bank Credit Certificate	2,007	2,075
Other	390	1,099

	30,961	28,541

Total	58,700	52,443
Current portion of long-term debt and
interest	(8,223)	(4,294)

	50,477	48,149
  Composition of foreign currency denominated debt by currency

	June 30,	December
	2010	31, 2009

Currency
United States dollars	26,830	23,007
Japanese Yen	768	654
Euro	43	53
Other	98	188

	27,739	23,902
  Maturities of the principal of long-term debt

The long-term portion at June 30, 2010, becomes due in the following years:

2011	1,495
2012	3,417
2013	2,204
2014	2,688
2015	3,483
2016 and thereafter	37,190

50,477

The composition of annual interest rates on long-term debt are as follows:

	June 30,	December
	2010	31, 2009
Foreign currency
6% or less	18,818	15,105
Over 6% to 8%	6,906	6,913
Over 8% to 10%	1,832	1,743
Over 10% to 12%	75	33
Over 12% to 15%	108	108

	27,739	23,902

Local currency
6% or less	1,962	1,614
Over 6% to 8%	14,508	15,151
Over 8% to 10%	3,198	6,001
Over 10% to 12%	11,293	5,775

	30,961	28,541

	58,700	52,443

Issuance of long-term debt

The main long-term funding carried out in the period from January to June 2010 is shown in the following table:

b.1) Foreign

		Amount
Company	Date	US $ million	Maturity	Description

Petrobras	Feb/2010	2,000	2019	Financing obtained from the ChinaDevelopment Bank (CDB), with a costof Libor plus spread of 2.8% p.a.

Petrobras	March/2010	2,000	2019

PNBV	Apr/2010	1,000	2015	Financing obtained from the CreditAgricole, at a rate of Libor plusspread of 1.625% p.a.

		5,000

b.2) In Brazil

		Amount
		(US $
Company	Date	million)	Maturity	Description

Refap	Feb and Mar//2010	333	Until 2015	Export credit note with an interest ratebetween 109.4% and 109.5% of averagerate of CDI.

Petrobras	Jun/2010	1,221	2016	Financing obtained from Banco doBrasil, through the issuing of exportcredit note at a rate of 110.5% of average rate of CDI + flatfee of 0.85%.

Petrobras	Jun/2010	1,110	2017	Financing obtained from CaixaEconomica Federal, through the issuing of export credit note at a rate of 112.9%of average rate of CDI.

		2,664

c) Outstanding lines of credit with official credit agencies

c.1) Foreign

			Amount in US $

Company	Agency	Contracted	Used	Balance	Description

	China
					Libor +2.8%
Petrobras	Development	10,000	7,000	3,000
					p.a.
	Bank

c.2) In Brazil

Amount in US $

Company	Agency	Contracted	Used	Balance	Description

					Program for Modernization
					and Expansion of the
Transpetro (*)	BNDES	4,645	205	4,440
					FLEET (PROMEF) -
					TJLP+2.5% p.a.

Transportadora					Coari-Manaus gas pipeline
Urucu Manaus	BNDES	1,382	1,351	31	- TJLP+1.96% p.a.
TUM

Transportadora					Cacimbas-Catu gas
GASENE	BNDES	1,229	1,176	53	pipeline (GASCAC) –
					TJLP+1.96% p.a.

					Commercial
Petrobras	Banco do	278	84	194	Credit Certificate (FINAME) –
	Brasil				4.5% p.a.

	Caixa				Banking Credit
Petrobras	Economica	167	-	167	Certificate
	Federal				(Revolving Credit) – 110% of
					average rate of CDI.

(*) Agreements for conditioned purchase and sale of 38 ships were entered into with 5 Brazilian shipyards in the amount of US $5,161, where 90% is financed by BNDES.

Note 11 - Financial Income Expenses, Net	6 Months Ended
Jun. 30, 2010
Notes to Financial Statements [Abstract]
Note 11 - Financial Income (Expenses), Net

11. Financial Income (Expenses), Net

Financial expenses, financial income and monetary and exchange variation, allocated to income for the six-month periods ended June 30, 2010 and 2009 are as follows:

	Six-month periods
	ended June 30,
	2010	2009
Financial expenses
Loans and financing	(1,531)	(856)
Project financing	(171)	(159)
Leasing	(6)	(15)
Losses on derivative instruments	(68)	(330)
Repurchased securities losses	(14)	(16)
Other	(270)	(114)

	(2,060)	(1,490)
Capitalized interest	1,238	1,008

	(822)	(482)
Financial income
Investments	344	285
Marketable securities	152	221
Gains on derivative instruments	106	130
Clients	61	50
Other	261	136

	924	822

Monetary and exchange variation	(781)	(900)

	(679)	(560)

Note 12 - Capital Lease Obligations	6 Months Ended
Jun. 30, 2010
Notes to Financial Statements [Abstract]
Note 12 - Capital Lease Obligations

12. Capital Lease Obligations

The Company leases certain offshore platforms and vessels, which are accounted for as capital leases. As of June 30, 2010, assets under capital leases had a net book value of US $470 (US $750 at December 31, 2009).

The following is a schedule by year of the future minimum lease payments as of June 30, 2010:

2010	153
2011	105
2012	41
2013	17
2014	17
2015	17
2016 and thereafter	44
Estimated future lease payments	394

Less amount representing interest at 6.2% to 12.0% annual	(38)

Present value of minimum lease payments	356

Less current portion of capital lease obligations	201

Long-term portion of capital lease obligations	155

Note 13 - Employees Post retirement Benefits and Other Benefits	6 Months Ended
Jun. 30, 2010
Notes to Financial Statements [Abstract]
Note 13 - Employees Postretirement Benefits and Other Benefits

13. Employees’ Postretirement Benefits and Other Benefits

a) Employees’ postretirement benefits balances

The Company sponsors a contributory defined benefit pension plan covering substantially all of its employees and provides certain health care benefits for a number of active and retired employees. During 2010, the Company made contributions of US $368 to pension and health care plans (US $586 in 2009).

The balances related to Employees’ Postretirement Benefits are represented as follows:

	As of
	June 30, 2010			December 31, 2009
		Health			Health
	Pension	Care		Pension	Care
	Benefits	Benefits	Total	Benefits	Benefits	Total
Current liabilities

Defined-benefit plan	324	315	639	182	325	507
Variable Contribution plan	26	-	26	187	-	187
Employees’ postretirement projected benefits obligation	350	315	665	369	325	694

Long-term liabilities
Defined-benefit plan	4,262	6,609	10,871	4,419	6,544	10,963
Variable Contribution plan	91	-	91	-	-	-
Employees’ postretirement projected benefits obligation	4,353	6,609	10,962	4,419	6,544	10,963

Shareholders’ equity - Accumulated other comprehensive income
Defined-benefit plan	2,187	117	2,304	2,282	121	2,403
Variable Contribution plan	91	-	91	91	-	91
Tax effect	(774)	(40)	(814)	(807)	(41)	(848)

Net balance recorded in shareholders’ equity	1,504	77	1,581	1,566	80	1,646

b) Funded status of the plans

Net periodic benefit cost includes the following components:

	As of June 30,
	2010			2009
	Pension Plans			Pension Plans
			Health			Health
	Defined-	Variable	Care	Defined-	Variable	Care
	Benefits	Contribution	Benefits	Benefits	Contribution	Benefits

Service cost-benefits earned during the period	118	42	55	92	23	31
Interest cost on projected benefit obligation	1,456	16	369	1,009	8	268
Expected return on plan assets	(1,237)	(8)	-	(851)	(4)	-
Amortization of net actuarial loss	30	4	1	-	-	-
Amortization of prior service cost	-	-	-	22	3	1
	367	54	425	272	30	300

Employees’ contributions	(109)	(12)	-	(104)	(10)	-

Net periodic benefit cost	258	42	425	168	20	300

b.1) Defined benefits plan

Petrobras and its subsidiaries sponsoring the Petros plan, trade unions and Petros executed a Financial Commitment Agreement on October 23, 2008, after legal homologation on August 25, 2008, to cover commitments with pension plans, which will be paid in semi-annually installments with interest of 6% p.a. on the debtor balance updated by the IPCA, for the next 20 years, as previously agreed during the renegotiation. At June 30, 2010, the balance of the obligation of Petrobras and subsidiaries referring to the Financial Commitment Agreement was US $2,467, of which US $24 matures in 2010.

The Company’s obligation, through the Financial Commitment Agreement, presents a counterpart to the concessions made by the members/beneficiaries of the Petros Plan in the amendment of the plan's regulations, in relation to the benefits, and in the closing of existing litigations.

At June 30, 2010, Petrobras had long-term National Treasury Notes in the amount of US $2,374 (US $2,363 at December 31, 2009), acquired to balance liabilities with Petros, which will be held in the Company's portfolio and used as a guarantee for the Financial Commitment Agreement.

b.2) Variable contribution plan

As from July 01, 2007, the Company implemented the new supplementary pension plan, a Variable Contribution (CV) or mixed plan, called Petros Plan 2, for all new employees.

A portion of this plan with defined benefits characteristics refers to the risk coverage for disability and death, a guarantee of a minimum benefit and a lifetime income, and the related actuarial commitments are recorded according to the projected credit unit method. The portion of the plan with defined contribution characteristics, earmarked for forming a reserve for programmed retirement, was recognized in the results for the year as the contributions are made. In the six-month period ended June 30, 2010, the contribution of Petrobras and subsidiaries to the defined contribution portion of this plan was US $92.

Petrobras and the other sponsors fully assumed the contributions corresponding to the period in which the participants had no plan. The plan will continue to admit new subscribers after this date but no longer including any payment for the period relating to past service.

The disbursements related to the cost of past service will be made on a monthly basis over the same number of months during which the participant had no plan and, therefore, should cover the part related to the participants and the sponsors.

Note 14 - Shareholders Equity	6 Months Ended
Jun. 30, 2010
Notes to Financial Statements [Abstract]
Note 14 - Shareholders Equity

14. Shareholders’ Equity

a) Capital

The Company’s subscribed and fully paid-in capital at June 30, 2010 and at December 31, 2009 consisted of 5,073,347,344 common shares and 3,700,729,396 preferred shares. The preferred shares do not have any voting rights and are not convertible into common shares and vice-versa. Preferred shares have priority in the receipt of dividends and return of capital.

The relation between the ADS and shares of each class is of 2 (two) shares for one ADS.

Current Brazilian law requires that the Federal Government retain ownership of 50% plus one share of the Company’s voting shares.

The Special General Shareholders’ Meeting, held jointly with the General Shareholders’ Meeting on April 22, 2010, approved the increase in the Company’s capital from US $36,194 (R $78,967 million) to US $39,741 (R $85,109 million), through the capitalization of part of the profit reserves in the amount of US $3,251 (R $5,627 million), where US $519 (R $899 million) is from the statutory reserve, US $2,724 (R $4,713 million) from the profit retention reserve, in accordance with article 199, of Law 6404/76, and US $8 (R $15 million) from part of the tax incentive reserve formed in 2009, in compliance with article 35, paragraph 1, of Ordinance 2091/07 of the Government Ministry of National Integration, and from capital reserves in the amount of US $296 (R $515 million).

The Special General Shareholders’ Meeting, held on June 22, 2010, approved some amendments to the bylaws of the Company, the main as follows:

a.1) Increase the limit of preferred shares to two billion four hundred million (2,400,000,000) shares of the Company without changing the corresponding current amount of US $33,937 (R $60,000 million), in accordance with article 40, I of the bylaws of the Company; and

a.2) Include a provision to set a limit for authorized capital for common shares of the Company in the amount of US $50,905 (R $90,000 million) by the issuance of a number of common shares not exceeding three billion two hundred thousand (3,200,000,000) shares, in accordance with article 40 of the bylaws of the Company.

For more information, see Petrobras' Press Release of June 22, 2010.

b) Dividends and interest on shareholders’ equity related to 2009 results

The General Shareholders’ Meeting of April 22, 2010 approved dividends referring to 2009, in the amount of US $4,560 (R $8,335 million), to common and preferred share, without distinction, that compose the capital, the value of which should be monetarily restated in accordance with the variation of the SELIC rate as from December 31, 2009 until the date of the beginning of payment on April 30, 2010.

Interest on shareholders’ equity in the total at amount of US $3,912 (R $7,195 million), is included in these dividends, and was distributed as follows:

  On June 24, 2009, in the amount of US $1,347 (R $2,632 million), which was made available to shareholders on November 30, 2009, based on the share position of July 3, 2009.
  On September 21, 2009, in the amount of US $964 (R $1,755 million), which was made available to shareholders on December 21, 2009, based on the share position of September 30, 2009.
  On December 17, 2009, in the amount of US $1,002 (R $1,755 million), which was made available to shareholders on December 29, 2009, based on the share position of December 18, 2009.
  On February 26, 2010, the final portion of interest on shareholders’ equity, which was made available to shareholders on April 30, 2010, based on the shareholding position as of April 22, 2010, in the amount of US $599 (R $1,053 million), together with the dividends of US $648 (R $1,140 million).

c) Interest on shareholders' equity – fiscal year 2010

The Company’s Board of Directors approved distribution in advance of remuneration to shareholders in the form of interest on shareholders’ equity, as established in article 9 of Law 9249/95 and Decrees 2673/98 and 3381/00, as follows:

  On May 14, 2010, in the amount of US $977 (R $1,755 million), which was made available to shareholders on May 31, 2010, based on the shareholding position at May 21, 2010.
  On July 16, 2010, in the amount of US $986 (R $1,755 million), to be made available not later than September 30, 2010, based on the shareholding position at July 30, 2010.

This interest on shareholders’ equity should be discounted from the remuneration that will be distributed on the closing of the fiscal year 2010. The amount will be monetarily updated according to the variation of the SELIC rate since the date of effective payment until the end of the aforementioned fiscal year.

The interest on shareholders’ equity is subject to the levy of income tax at the rate of 15% (fifteen percent), except for shareholders that are declared immune or exempt.

d) Dividends and interest on shareholders’ equity related to 2010 results

	Six-month periods
	ended June 30,
	2010	2009

Net income for the period attributable to
Petrobras	8,563	6,627
Less priority preferred share dividends	(1,243)	(972)

Less common shares dividends, up to the priority preferred shares dividends on a per-share basis	(1,704)	(1,332)

Remaining net income to be equally allocated to common and preferred shares	5,616	4,323

Weighted average number of shares outstanding:
Common	5,073,347,344	5,073,347,344
	3,700,729,39	3,700,729,39
Preferred	6	6

Basic and diluted earnings per:
Common and preferred share	0.98	0.76
Common and preferred ADS	1.96	1.52

Note 15 - Commitments and Contingencies	6 Months Ended
Jun. 30, 2010
Notes to Financial Statements [Abstract]
Note 15 - Commitments and Contingencies

15. Commitments and Contingencies

Petrobras is subject to a number of commitments and contingencies arising in the normal course of its business. Additionally, the operations and earnings of the Company have been, and may be in the future, affected from time to time in varying degrees by political developments and laws and regulations, such as the Federal Government's continuing role as the controlling shareholder of the Company, the status of the Brazilian economy, forced divestiture of assets, tax increases and retroactive tax claims, and environmental regulations. The likelihood of such occurrences and their overall effect upon the Company are not readily predictable.

a) Litigation

The Company is a defendant in numerous legal actions involving civil, tax, labor, corporate and environment issues arising in the normal course of its business. Based on the advice of its internal legal counsel and management’s best judgment, the Company has recorded accruals in amounts sufficient to provide for losses that are considered probable and reasonably estimable.

At June 30, 2010 and December 31, 2009, the respective amounts accrued by type of claims are as follows:

	June 30,	December
	2010	31, 2009

Labor claims	129	71
Tax claims	207	94
Civil claims	537	272
Commercials claims and other
contingencies	61	63

Total	934	500

Current contingencies	(30)	(31)

Long-term contingencies	904	469

As of June 30, 2010 and December 31, 2009, in accordance with Brazilian law, the Company had US $1,316 and US $1,158, respectively, into federal deposit accounts to provide for certain claims until they are settled. These amounts are reflected in the balance sheet as restricted deposits for legal proceedings and guarantees.

The principal proceedings, disclosed previously as a possible loss, this quarter are classified as a probable loss, due to the development of the legal case or agreements in progress, as follows:

a.1) ICMS – Sinking of Platform P-36

In 2001, Platform P-36 was imported by Petrobras through temporary admission in accordance with the special regime for imports and exports (REPETRO) which suspends taxation and, therefore, on this occasion state taxes were not due.

With the sinking of the platform, the State of Rio de Janeiro initiated actions for collection of the suspended ICMS through tax foreclosure proceedings as it understands that there will no longer be return of the platform.

In February 2010, with an unfavorable decision at the last level of appeals in the Superior Court of Rio de Janeiro, Petrobras began to evaluate the legal aspects of the suit and the economic aspects of the use of the benefits of tax amnesty established in State Law 5647, of January 18, 2010, which permits elimination of fines and an expressive decrease in other charges, as well as the possibility of payment with court order debts.

Petrobras adhered to the payment conditions of the aforementioned State Law, fixing the total amount agreed upon with the State of Rio de Janeiro in the amount of US $249.

In May 2010 Petrobras paid the amount of US $174. The remaining balance of US $75, which has been provided and will be paid in court order debts. In addition, the State of Rio de Janeiro has undertaken to analyze tax benefits related to other projects and negotiation with the Company.

a.2) Triunfo Agro Industrial S.A and others

During the year 2000, Triunfo Agro Industrial and Others filed a suit against Petrobras, claiming losses and damages as a result of the annulling of a credit assignment transaction – excise tax (IPI) premium. The hearing by the Superior Court of Rio de Janeiro, in the second instance, was unfavorable to Petrobras and approval was denied for the appeal lodged by the Company. Appeals will be filed against this decision in the higher courts in Brasilia. The maximum estimated exposure is around US $255, which has been provided. Based on its legal Counselis advice, the Company has assed risk of loss to be possible.

a.3) Notices of Infraction – Federal Revenue Department

Petrobras received Notices of Infraction for denial of offsetting of corporate income tax (IRPJ) and social contribution on net income (CSLL) computed during the year by monthly estimate. The Company is relying on an administrative level. Some notices were considered to have grounds in the first administrative instance. The Company filed spontaneous appeals which are awaiting a hearing. The maximum estimated exposure is around US $198. Based on its legal counsels’ advice, the Company has assessed risk of loss to be possible.

a.4) Processes for small amounts

The Company is involved in a number of legal and administrative proceedings with expectations of possible losses, whose total is broken down as follows: US $85 for civil actions, US $420 for labor actions, US $415 for tax actions and US $185 for environmental actions.

b) Environmental matters

The Company is subject to various environmental laws and regulations. These laws regulate the discharge of oil, gas or other materials into the environment and may require the Company to remove or mitigate the environmental effects of the disposal or release of such materials at various sites.

The Company’s management considers that any expenses incurred to correct or mitigate possible environmental impacts should not have a significant effect on operations or cash flows.

Note 16 - Fair value Measurements	6 Months Ended
Jun. 30, 2010
Notes to Financial Statements [Abstract]
Note 16 - Fair value Measurements

16. Fair value Measurements

The Company’s debt including project financing obligations, resulting from Codification Topic 810 consolidation amounted to US $50,477 at June 30, 2010, and had estimated fair value of US $52,021.

The fair value hierarchy for the Company’s financial assets and liabilities accounted for at fair value on a recurring basis, at June 30, 2010, was:

	As of June 30, 2010
	Level 1	Level 2	Level 3	Total
Assets
Marketable securities	2,832	-	-	2,832
Foreign exchange derivatives (Note 3)	-	73	-	73
Commodity derivatives (Note 3)	47	-	-	47
Total assets	2,879	73	-	2,952
Liabilities
Commodity derivatives (Note 3)	(35)	-	-	(35)
Total liabilities	(35)	-	-	(35)

The fair value hierarchy for the Company’s non financial assets and liabilities accounted for at fair value on a non-recurring basis at June 30, 2010, was:

	As of June 30, 2010
	Level 1	Level 2	Level 3	Total
Assets
Long-lived assets held for sale	-	34	-	34
Long-lived assets held and used	-	-	94	94

According with the provisions of ASC Topic 360, long-lived assets held for sale with a carrying amount of US $84 were written down to their fair value of US $34, resulting in a before tax impairment charge of US $50. The fair value was obtained from bids of prospective buyers.

In accordance with the provisions of ASC Topic 360, long-lived assets held and used with a carrying amount of US $138 were written down to their fair value of US $94, resulting in an impairment charge of US $44, before taxes, which was included in earnings for the period.

Note 17 - Segment Information	6 Months Ended
Jun. 30, 2010
Notes to Financial Statements [Abstract]
Note 17 - Segment Information

17. Segment Information

The following presents the Company’s assets by segment:

	As of June 30, 2010
	Exploration	Refining,	Gas	International
	and	Transportation	and	(see separate
	Production	and Marketing (1)	Power (1)	disclosure)	Distribution	Corporate (2)	Eliminations	Total
Current assets	3,820	14,665	2,602	2,825	3,559	17,109	(4,298)	40,282
Cash and cash equivalents	-	-	-	-	-	12,972	-	12,972
Other current assets	3,820	14,665	2,602	2,825	3,559	4,137	(4,298)	27,310
Investments in non-consolidated
companies and other investments	290	2,458	684	1,240	207	587	-	5,466
Property, plant and equipment, net	74,109	35,976	21,237	9,912	2,298	3,551	-	147,083
Non-current assets	3,607	2,534	1,407	1,629	314	8,528	(286)	17,733
Total assets	81,826	55,633	25,930	15,606	6,378	29,775	(4,584)	210,564

(1) The segment information for 2009 and 2010 was prepared considering the changes in business areas, due to the transfer of the management of the fertilizer business from the segment "Refining, Transportation and Marketing" to "Gas and Power".

(2) The assets related to biofuels are included in the Corporate segment.

	As of June 30, 2010
	International
	Exploration	Refining,
	and	Transportation	Gas and
	Production	and Marketing	Power	Distribution	Corporate	Eliminations	Total

Current assets	987	1,518	253	365	123	(421)	2,825

Investments in non-consolidated
companies and other investments	735	28	163	36	278	-	1,240

Property, plant and equipment, net	8,654	1,014	252	237	124	(369)	9,912

Non-current assets	1,701	305	114	61	1,256	(1,808)	1,629
Total assets	12,077	2,865	782	699	1,781	(2,598)	15,606

The following presents the Company’s assets by segment:

	As of December 31, 2009
	Exploration	Refining,		International
	and	Transportation and	Gas and	(see separate
	Production	Marketing (1)	Power (1)	Disclosure)	Distribution	Corporate	Eliminations	Total
Current assets	3,636	14,810	2,971	2,737	3,270	19,948	(4,728)	42,644
Cash and cash equivalents	-	-	-	-	-	16,169	-	16,169
Other current assets	3,636	14,810	2,971	2,737	3,270	3,779	(4,728)	26,475
Investments in non-consolidated companies and
other investments	285	1,635	761	1,318	221	130	-	4,350
Property, plant and equipment, net	70,098	31,508	20,196	9,375	2,342	2,653	(5)	136,167
Non-current assets	3,577	2,016	1,433	1,484	294	8,467	(162)	17,109
Total assets	77,596	49,969	25,361	14,914	6,127	31,198	(4,895)	200,270

(1)

The segment information for 2009 and 2010 was prepared considering the changes in business areas, due to the transfer of the management of the fertilizer business from the segment "Refining, Transportation and Marketing" to "Gas and Power".

	As of December 31, 2009
	International
	Exploration	Refining
	and	Transportation	Gas
	Production	and Marketing	and Power	Distribution	Corporate	Eliminations	Total

Current assets	1,004	1,400	231	292	198	(388)	2,737

Investments in non-consolidated companies and other investments	833	37	160	38	250	-	1,318

Property, plant and equipment, net	7,961	1,105	271	249	132	(343)	9,375

Non-current assets	1,581	271	107	71	1,278	(1,824)	1,484
Total assets	11,379	2,813	769	650	1,858	(2,555)	14,914

Revenues and net income by segment are as follows:

	Six-month period ended June 30, 2010
	Exploration	Refining,	Gas	International
	and	Transportation	and	(see separate
	Production	and Marketing (1)	Power (1)	disclosure)	Distribution	Corporate (2)	Eliminations	Total
Net operating revenues to third parties	141	32,012	3,034	5,116	16,880	-	-	57,183
Inter-segment net operating revenues	25,959	15,284	432	1,275	349	-	(43,299)	-
Net operating revenues	26,100	47,296	3,466	6,391	17,229	-	(43,299)	57,183
Cost of sales	(10,018)	(43,442)	(2,100)	(4,563)	(15,719)	-	43,129	(32,713)
Depreciation, depletion and amortization	(2,652)	(546)	(244)	(427)	(103)	(149)	(9)	(4,130)
Exploration, including exploratory dry holes	(758)	-	-	(134)	-	-	-	(892)
Impairment	-	-	(44)	(50)	-	-	-	(94)
Selling, general and administrative expenses	(189)	(1,452)	(408)	(388)	(848)	(1,015)	100	(4,200)
Research and development expenses	(228)	(74)	(32)	(1)	(2)	(111)	-	(448)
Employee benefit expense	-	-	-	-	-	(403)	-	(403)
Other operating expenses	(367)	(554)	(210)	(131)	(37)	(603)	24	(1,878)
Costs and expenses	(14,212)	(46,068)	(3,038)	(5,694)	(16,709)	(2,281)	43,244	(44,758)
Operating income (loss)	11,888	1,228	428	697	520	(2,281)	(55)	12,425
Equity in results of non-consolidated companies	5	(100)	65	6	-	(4)	-	(28)
Financial income (expenses), net	-	-	-	-	-	(679)	-	(679)
Other taxes	(24)	(27)	(13)	(38)	(8)	(56)	-	(166)
Other expenses, net	(5)	84	5	8	5	-	-	97
Income (loss) before income taxes	11,864	1,185	485	673	517	(3,020)	(55)	11,649
Income tax benefits (expense)	(4,032)	(437)	(141)	(67)	(176)	1,787	19	(3,047)
Net income (loss) for the period	7,832	748	344	606	341	(1,233)	(36)	8,602

Less: Net income (loss) attributable to the noncontrolling interest	7	(32)	49	(42)	-	(21)	-	(39)
Net income (loss) attributable to Petrobras	7,839	716	393	564	341	(1,254)	(36)	8,563

(1) The segment information for 2009 and 2010 was prepared considering the changes in business areas, due to the transfer of the management of the fertilizer business from the segment "Refining, Transportation and Marketing" to "Gas and Power".
(2) The results with biofuels are included in the Corporate segment.

	Six-month period ended June 30, 2010
	International
	Exploration	Refining	Gas
	and	Transportation	and
	Production	and Marketing	Power	Distribution	Corporate	Eliminations	Total

Net operating revenues to third parties	324	2,638	245	1,894	-	15	5,116
Inter-segment net operating revenues	1,472	949	21	19	-	(1,186)	1,275

Net operating revenues	1,796	3,587	266	1,913	-	(1,171)	6,391

Cost of sales	(438)	(3,327)	(212)	(1,750)	-	1,164	(4,563)
Depreciation, depletion and amortization	(349)	(41)	(9)	(15)	(13)	-	(427)
Exploration, including exploratory dry holes	(134)	-	-	-	-	-	(134)
Impairment	-	(50)	-	-	-	-	(50)
Selling, general and administrative expenses	(78)	(64)	(3)	(119)	(124)	-	(388)
Research and development expenses	-	-	-	-	(1)	-	(1)
Other operating expenses	(64)	(107)	5	7	29	(1)	(131)

Costs and expenses	(1,063)	(3.589)	(219)	(1,877)	(109)	1,163	(5,694)

Operating income (loss)	733	(2)	47	36	(109)	(8)	697

Equity in results of non-consolidated companies	12	9	1	3	(19)	-	6
Other taxes	(17)	(2)	(1)	(2)	(16)	-	(38)
Other expenses, net	15	-	-	1	(8)	-	8

Income (loss) before income taxes	743	5	47	38	(152)	(8)	673

Income tax benefits (expense)	(100)	(3)	(2)	(5)	43	-	(67)

Net income (loss) for the period	643	2	45	33	(109)	(8)	606

Less: Net income (loss) attributable to the noncontrolling interest	-	(1)	(1)	-	(40)	-	(42)

Net income (loss) attributable to Petrobras	643	1	44	33	(149)	(8)	564

	Six-month period ended June 30, 2009
	Exploration	Refining,		International
	and	Transportation	Gas and	(see separate
	Production	and Marketing (1)	Power (1)	disclosure)	Distribution	Corporate	Eliminations	Total
Net operating revenues to third parties	316	21,282	2,408	3,494	12,294	-	-	39,794
Inter-segment net operating revenues	14,712	10.956	475	501	333	-	(26,977)	-
Net operating revenues	15,028	32,238	2,883	3,995	12,627	-	(26,977)	39,794
Cost of sales	(6,887)	(23,657)	(2,248)	(2,992)	(11,572)	-	26,474	(20,882)
Depreciation, depletion and amortization	(1,805)	(488)	(126)	(299)	(81)	(92)	-	(2,891)
Exploration, including exploratory dry holes	(681)	-	-	(117)	-	-	-	(798)
Selling, general and administrative expenses	(157)	(1,065)	(183)	(343)	(610)	(809)	42	(3,125)
Research and development expenses	(126)	(73)	(7)	(1)	(3)	(112)	-	(322)
Employee benefit expense	-	-	-	-	-	(324)	-	(324)
Other operating expenses	70	(286)	(153)	(71)	26	(250)	28	(636)
Costs and expenses	(9,586)	(25,569)	(2,717)	(3,823)	(12,240)	(1,587)	26,544	(28,978)
Operating income (loss)	5,442	6,669	166	172	387	(1,587)	(433)	10,816
Equity in results of non-consolidated companies	(1)	148	46	21	-	1	-	215
Financial income (expenses), net	-	-	-	-	-	(560)	-	(560)
Other taxes	(39)	(21)	(5)	(36)	(8)	(39)	-	(148)
Other expenses, net	(26)	120	(7)	(156)	2	(10)	-	(77)
Income (loss) before income taxes	5,376	6,916	200	1	381	(2,195)	(433)	10,246
Income tax benefits (expense)	(1,828)	(2,301)	(54)	(295)	(129)	1,961	148	(2,498)
Net income for the period	3,548	4,615	146	(294)	252	(234)	(285)	7,748
Less: Net income attributable to the noncontrolling interest	49	(46)	42	(50)	-	(1,116)	-	(1,121)
Net income (loss) attributable for Petrobras	3,597	4,569	188	(344)	252	(1,350)	(285)	6,627

(1) The segment information for 2009 and 2010 was prepared considering the changes in business areas, due to the transfer of the management of the fertilizer business from the segment "Refining, Transportation and Marketing" to "Gas and Power".

	Six-month period ended June 30, 2009
	International
	Exploration	Refining
	and	Transportation	Gas and
	Production	and Marketing	Power	Distribution	Corporate	Eliminations	Total

Net operating revenues to third parties	386	1,897	171	1,038	2	-	3,494
Inter-segment net operating revenues	728	625	27	23	-	(902)	501

Net operating revenues	1,114	2,522	198	1,061	2	(902)	3,995

Cost of sales	(416)	(2,374)	(150)	(970)	(2)	920	(2,992)
Depreciation, depletion and amortization	(228)	(43)	(7)	(10)	(11)	-	(299)
Exploration, including exploratory dry holes	(117)	-	-	-	-	-	(117)
Selling, general and administrative expenses	(80)	(71)	(9)	(61)	(122)	-	(343)
Research and development expenses	-	-	-	-	(1)	-	(1)
Other operating expenses	(5)	(83)	(3)	5	7	8	(71)

Costs and expenses	(846)	(2,571)	(169)	(1,036)	(129)	928	(3,823)

Operating income (loss)	268	(49)	29	25	(127)	26	172

Equity in results of non-consolidated companies	15	3	3	4	(4)	-	21
Other taxes	(5)	(2)	-	(1)	(28)	-	(36)
Other expenses, net	(7)	(148)	-	-	(1)	-	(156)

Income (loss) before income taxes	271	(196)	32	28	(160)	26	1

Income tax benefits (expense)	(80)	61	-	(3)	(273)	-	(295)

Net income for the period	191	(135)	32	25	(433)	26	(294)

Less: Net income attributable to the noncontrolling interest	(25)	9	-	-	(34)	-	(50)

Net income (loss) attributable for Petrobras	166	(126)	32	25	(467)	26	(344)

Capital expenditures incurred by segment for the six-month periods ended June 30, 2010 and 2009 are as follows:

	Six-month periods
	ended June 30,
	2010	2009

Exploration and Production	9,133	6,849
Refining, Transportation & Marketing	6,364	3,784
Gas and Power	2,106	2,058
International
Exploration and Production	1,120	771
Refining, Transportation and Marketing	34	68
Distribution	15	4
Gas and Power	2	37
Distribution	145	225
Corporate	468	475
	19,387	14,271

Note 18 - Acquisitions	6 Months Ended
Jun. 30, 2010
Notes to Financial Statements [Abstract]
Note 18 - Acquisitions

18. Acquisitions/Sales of Assets

a) Sale option of the Pasadena refinery by Astra

In a decision reached on April 10, 2009, in the existing arbitration process between Petrobras America Inc - PAI and others and Astra Oil Trading NV -ASTRA and others, the exercise of the put option exercised by ASTRA with respect to PAI, of the remaining 49.13% of the shares of ASTRA in Pasadena Refinery Systems Inc. ("PRSI"), was considered valid.

According to the decision reached on April 10, 2009, the consideration to acquire the remaining shareholding interest in the refinery and in the trading company in Pasadena was fixed at US $466. There is still a pending consideration, regarding the acquisition of the shares, which will be made by Petrobras to Astra in September, 2010 in the amount of US $85.

In March 2009, a loss was recognized in the amount of US $147, corresponding to the difference between the fair value of the net assets and the value defined by the arbitration panel. As a result of the decision, the Company recorded a charge of US $289 in Additional Paid in Capital due to the acquisition of the remaining 49.13% of the shares of ASTRA in Pasadena Refinery Systems Inc. ("PRSI").

There are still judicial proceedings ongoing asking for indemnifications by both parties and others revindications.

b) Investment agreement between Petrobras, Petroquisa, Braskem, Odebrecht and Unipar

On January 22, 2010, Petrobras and Odebrecht entered into an agreement to consolidate all petrochemical interests of both companies into Braskem, which had the following transactions during the second quarter of 2010.

In April 2010, Petrobras contributed to Braskem approximately US $1,388, through an affiliate, as a result of a private subscription.

On April 27, 2010, Braskem acquired from Unipar 60% of Quattor Participações and, on May 10, 2010, 100% of Unipar Comercial and 33.33% of Polibutenos.

On June 18, 2010, shares representing 40% of interest in Quattor Participações S.A. held by Petrobras were exchanged by 18,000,087 new common shares issued by Braskem. The exchange was accounted for in accordance with ASC 860 "Transfers and Servicing", based on the fair value of the interest received from Braskem at the date of the transaction. As a result of the transaction a loss of US $226, net of tax, was recognized.

As a result of the exchange transaction and the contribution made to Braskem, through an affiliate, Petrobras increase its interest in Braskem from 25.41% to 35.79%.

c) Acquisition and partnerships in the ethanol market

In 2010, Petrobras acquired 28.2 % of interest in an ethanol refinery by contributing US $58 into the capital of Total Agroindústria Canavieira S/A. Petrobras is committed to make additional contributions, not later than 2011, that will result in 40.4% interest in such refinery.

On June 18, 2010, Petrobras entered into an investment agreement with Grupo São Martinho S.A., in order participate in certain ethanol refineries located in Goias. Petrobras will hold 49% of the investment at the end of 12 months by a capital contribution US $234.

d) Investment in Açúcar Guarani S.A.

On April 30, 2010, an investment agreement established the entry of Petrobras into the capital of Açúcar Guarani S.A., by a capital contribution of US $894 until 2015, when it will then hold 45.7% of the capital shares. Açúcar Guarani S.A. is engaged in sugar cane processing focused on the ethanol and sugar market.

In May 14, 2010, Petrobras contributed US $379 into the capital of Cruz Alta Participações S.A (a wholly owned subsidiary of Guarani). As a result of the contribution, Petrobras has 49% of interest in Cruz Alta Participações S.A

e) Increase in the interest in the capital of Breitener Energética S.A.

On December 31, 2009, Petrobras had 30% of the capital of Breitener Energética S.A., a company established for the purpose of generating electric power, situated in the city of Manaus, in the state of Amazonas. On February 12, 2010, Petrobras obtained the control of Breitener by acquiring an additional 35% of interest for US $2. As a result of the acquisition, Petrobras has 65% of interest in Breitener Energética S.A.

f) Sale option of the Nansei Sekiyu refinery

On April 1, 2010 the Sumitomo Corporation announced its interest in exercising the right of sale to Petrobras of 12.5% of the shares of the capital of the Nansei Sekiyu K.K. refinery (Nansei). The remaining shares (87.5%) are already owned by Petrobras since 2008.

Petrobras and Sumitomo are still negotiating the final details of the transaction based on the terms established in the shareholders’ agreement. The purchase price of 12.5% of the shares is being calculated and the final documents are being developed in order to consummate the transaction. As a result of the exercise of the right of sale by Sumitomo Corporation, a loss was recognized in the amount of US $10 corresponding to the difference between the fair value of the shares and the estimated purchase price.

g) Acquisition of Gás Brasiliano Distribuidora S.A.

On May 26, 2010 Petrobras S.A., through its subsidiary Petrobras Gás S.A. (Gaspetro), entered into an agreement with Enti Nazionale Idrocarburi S.p.A. (ENI) for acquisition of 100% of the shares of Gas Brasiliano Distribuidora S.A. (GBD), for the approximate amount of US $250, subject to adjustments due to the value of the company’s working capital on the date of settlement of the transaction.

Transfer of the control will be made only after the conclusion of the transaction, which is conditioned to approval by the Regulatory Agency for Sanitation and Energy of the State of Sao Paulo (ARSESP).

h) Sale of the San Lorenzo refinery and part of the distribution network in Argentina

On May 4, 2010, Petrobras Argentina S.A. (formerly Petrobras Energia S.A.) approved the terms and conditions of the agreement for the sale to Oil Combustibles S.A. of refining and distribution assets in Argentina. The deal comprises a refinery located in San Lorenzo in the province of Santa Fé, a fluvial unit and a fuel trading network connected to this refinery, consisting of 360 sales points and associated wholesaler clients.

The offer for the aforementioned assets was approximately US $36. In addition, on the closing date the petroleum inventories and the different products will be sold to Oil Combustibles for approximately US $74. The total amount of the transaction is estimated at around US $110.

The timeframe for concluding the sale was estimated at 90 (ninety) days and is subject to obtaining the administrative authorizations required by the prevailing legislation in Argentina.

The transaction does not consider the sale of the reformer unit that Petrobras Energía has in its Puerto General San Martín Petrochemical Complex.

Note 19 - Subsequent Events	6 Months Ended
Jun. 30, 2010
Notes to Financial Statements [Abstract]
Note 19 - Subsequent Events

19). Subsequent Events

a) Notice of infraction – National Agency for Petroleum, National Gas and Biofuel – ANP

On July 1, 2010, the Company received a notice that a suit had been filed by ANP, in the amount of US $123, for the alleged miscalculations of the special participation tax basis in the Barracuda and Caratinga fields. Petrobras is presenting a defense at the administrative level and the estimated maximum exposure for this infraction is US $229.

On July 15, 2010, Petrobras officially filed its defense with ANP and the position of its legal advisers is that the chance of loss is possible.

b) Resolution of the Special General Shareholders’ Meeting

On August 12, 2010, the Special General Shareholders’ Meeting decided on and approved the following matters:

  Ratify the engagement of the specialized company PricewaterhouseCoopers Corporate Finance & Recovery Ltda. (PwC) for preparation of an appraisal report of 4 (four) series on Financial Treasury Bills (LFT) issued by the Federal Government (Report) with maturity on September 7, 2014, March 7, 2015, September 7, 2015 and September 7, 2016 (LFT), to be used optionally by the shareholders of the Company to pay up the shares they subscribe in the environment of the public offering of the first distribution of shares of the Company to be made in observance of Article 62 of the Company’s bylaws and in the terms of CVM Instruction 400 of December 29, 2003, as amended;

  Approve the criteria and methodologies for determining the value of the LFTs, as proposed by PwC in the draft of the Report (Appraisal Criteria); and

  Approve the delegation of powers to the Company’s Board of Directors to approve the Report, ratifying the definitive amount of each series of LFTs, as presented in the Report, through application of the Appraisal Criteria.

The Company further informs that the Federal Government abstained from voting on the matters subject to this Extraordinary General Meeting. Additionally, the shareholders were informed during the Meeting that the Minority Shareholder's

Committee, understands the LFT Valuation Criteria submitted for approval at the Meeting to be appropriate.